Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating losses	$ 10,971,000	$ 9,189,000
Accrued expenses	692,000	693,000
R&D credits	938,000	624,000
Stock compensation	7,751,000	8,287,000
Total	20,352,000	18,793,000
Less: Valuation allowance	(20,352,000)	(18,793,000)
Deferred tax assets